Annual Operating Expenses - FidelitySmallCapDiscoveryFund-PRO - FidelitySmallCapDiscoveryFund-PRO - Fidelity Small Cap Discovery Fund - Fidelity Small Cap Discovery Fund	Jun. 29, 2023
Operating Expenses:
Management fee	0.84%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	1.03%